Stock Plan - Narrative (Details) $ in Thousands				3 Months Ended	12 Months Ended
	Feb. 01, 2022 shares	Jan. 18, 2022 event shares	Jul. 22, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) purchasePeriod shares	Dec. 31, 2020 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based expense related to unvested options | $				$ 3,700	$ 3,700
Stock-based compensation expense | $					$ 100,605	$ 2,505
Exercisable (in shares)				29,351	29,351
Granted (in shares)					0	13,349
Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earn-outshares	21,500,000	23,460,000
Number of earnout triggers | event		6
ISOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based expense, period for recognition					1 year 10 months 24 days
Modified PSOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Modified performance-based options outstanding (in shares)				866,597	866,597
Stock-based compensation expense | $					$ 8,100
Exercisable (in shares)			866,597
PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based expense, period for recognition					1 year 9 months 18 days
Stock-based compensation expense | $			$ 6,100
Unrecognized stock-based expense, other than options | $				$ 15,400	$ 15,400
PRSUs | Service-based Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
PRSUs | Service-based Cliff Vesting Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based expense, period for recognition					3 years 7 months 6 days
Unrecognized stock-based expense, other than options | $				387,900	$ 387,900
Earn-out shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based expense, other than options | $				$ 28,000	$ 28,000
2011 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant under the plan (in shares)				0	0
2011 Stock Plan | ISOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under the plan (in shares)				67,800,000	67,800,000
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant under the plan (in shares)				3,400,000	3,400,000
2021 Plan | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant under the plan (in shares)				24,200,000	24,200,000
Shares available for grant under the plan, as percentage of shares outstanding at closing (percent)				10.00%	10.00%
Annual increase to shares available for grant under the plan as percentage of shares outstanding at prior year end (percent)			5.00%
2021 Plan | ISOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant under the plan (in shares)				181,500,000	181,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Assumed				2,100,000	2,100,000
2021 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant under the plan (in shares)			7,300,000	7,300,000	7,300,000
Shares available for grant under the plan, as percentage of shares outstanding at closing (percent)			3.00%	15.25%	15.25%
Annual increase to shares available for grant under the plan as percentage of shares outstanding at prior year end (percent)			1.00%
Purchase price of common stock under the plan (percent)					85.00%
Offering period length under the plan					24 months
Maximum employee subscription rate as a percentage of eligible compensation under the plan (percent)				15.00%	15.00%
Maximum number of shares per employee (in shares)					3,000
Maximum employee contribution amount | $					$ 25,000
Number of purchase periods | purchasePeriod					4
Purchase period					6 months
Shares purchased during the period (in shares)					0
Unrecognized stock-based expense, period for recognition					1 year 4 months 24 days
Stock-based compensation expense | $				$ 1,800
Unrecognized stock-based expense, other than options | $				$ 8,400	$ 8,400
2021 ESPP | ISOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant under the plan (in shares)			36,900,000